United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Six months ended 05/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2016
Share Class	Ticker
A	STIAX
B	SINBX
C	SINCX
F	STFSX
Institutional	STISX

Federated Strategic Income Fund
Fund Established 1994

A Portfolio of Federated Fixed Income Securities, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2015 through May 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	65.8%
Mortgage-Backed Securities[3]	9.2%
Foreign Government Securities	9.2%
Collateralized Mortgage Obligations	2.9%
Commercial Mortgage-Backed Securities	2.2%
Asset-Backed Securities	1.0%
U.S. Treasury Security	0.3%
Derivative Contracts[4,5]	0.0%
Other Security Types[6]	6.6%
Cash Equivalents[7]	3.8%
Other Assets and Liabilities—Net[8]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stock, preferred stock and purchased options.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2016 (unaudited)
Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—4.4%
		Basic Industry - Chemicals—0.3%
$132,000		Albemarle Corp., 4.150%, 12/01/2024	$134,605
135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	134,610
1,250,000	[1]	Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1,635,153
160,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	158,145
250,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	233,281
		TOTAL	2,295,794
		Basic Industry - Metals & Mining—0.1%
400,000		Alcoa, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	415,500
200,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	194,452
175,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	178,163
120,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	131,555
		TOTAL	919,670
		Basic Industry - Paper—0.0%
250,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
112,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	118,495
		TOTAL	118,495
		Capital Goods - Aerospace & Defense—0.1%
400,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	405,740
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	210,888
		TOTAL	616,628
		Capital Goods - Building Materials—0.0%
100,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	104,000
		Communications - Cable & Satellite—0.0%
200,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	205,371
		Communications - Media & Entertainment—0.1%
300,000		21st Century Fox America, 3.000%, 09/15/2022	308,185
200,000		Discovery Communications, Sr. Unsecd. Note, 4.900%, 03/11/2026	211,431
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	185,702
200,000		Viacom, Inc., Sr. Unsecd. Note, 4.250%, 09/01/2023	204,648
		TOTAL	909,966
		Communications - Telecom Wireless—0.1%
250,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	276,511
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$350,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	$373,016
		TOTAL	649,527
		Communications - Telecom Wirelines—0.2%
250,000		AT&T, Inc., Sr. Unsecd. Note, 4.450%, 04/01/2024	267,952
250,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	261,022
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	230,006
400,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	525,047
		TOTAL	1,284,027
		Consumer Cyclical - Automotive—0.1%
400,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	409,786
550,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	536,201
		TOTAL	945,987
		Consumer Cyclical - Retailers—0.1%
300,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	313,855
300,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.000%, 12/05/2023	325,439
		TOTAL	639,294
		Consumer Non-Cyclical - Food/Beverage—0.1%
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	305,860
150,000	[1,2]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	148,189
140,000	[1,2]	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series 144A, 4.375%, 06/01/2046	140,826
250,000		PepsiCo, Inc., 2.750%, 04/30/2025	254,458
300,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	330,019
		TOTAL	1,179,352
		Consumer Non-Cyclical - Health Care—0.1%
400,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	415,740
325,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.550%, 04/01/2025	330,146
		TOTAL	745,886
		Consumer Non-Cyclical - Products—0.0%
250,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	264,482
		Consumer Non-Cyclical - Tobacco—0.1%
400,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	478,634
		Energy - Independent—0.1%
320,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	341,723
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$200,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	$184,340
200,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	213,311
200,000		Hess Corp., Sr. Unsecd. Note, 3.500%, 07/15/2024	191,232
200,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	175,401
		TOTAL	1,106,007
		Energy - Integrated—0.2%
200,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	211,239
300,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	303,306
400,000		Petrobras International Finance Co., Sr. Unsecd. Note, 3.500%, 02/06/2017	400,400
400,000		Petroleos Mexicanos, 6.500%, 06/02/2041	380,000
200,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	208,000
90,000		Shell International Finance, Sr. Unsecd. Note, 2.875%, 05/10/2026	89,056
70,000		Shell International Finance, Sr. Unsecd. Note, Series 30YR, 4.000%, 05/10/2046	68,190
		TOTAL	1,660,191
		Energy - Midstream—0.2%
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	286,737
250,000		Enterprise Products Operating LLC, 3.900%, 02/15/2024	258,777
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 09/15/2020	209,944
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	195,882
100,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	86,480
300,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	281,515
		TOTAL	1,319,335
		Energy - Oil Field Services—0.1%
400,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	365,612
200,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	208,681
400,000		Weatherford International Ltd., 5.125%, 09/15/2020	326,000
		TOTAL	900,293
		Energy - Refining—0.1%
200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 09/15/2024	188,765
400,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	417,995
		TOTAL	606,760
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—0.8%
$275,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	$275,021
300,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 01/11/2023	305,704
500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	501,872
400,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	400,979
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	574,254
270,000		Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/03/2025	278,491
400,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	377,382
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	344,251
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	369,467
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.000%, 03/30/2022	210,339
1,100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 07/24/2020	1,229,617
729,175	[1,5]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	353,766
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	252,912
200,000		SunTrust Bank, Sub., 3.300%, 05/15/2026	199,518
155,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.500%, 05/01/2019	157,321
400,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 09/26/2018	405,729
		TOTAL	6,236,623
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	207,441
490,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	489,067
		TOTAL	696,508
		Financial Institution - Finance Companies—0.1%
170,000		AerCap Ireland Capital Ltd, Sr. Unsecd. Note, 3.950%, 02/01/2022	169,788
500,000		Susa Partnership LP, Sr. Unsecd. Note, 8.200%, 06/01/2017	532,149
		TOTAL	701,937
		Financial Institution - Insurance - Life—0.4%
400,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	423,278
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	416,800
300,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	318,835
300,000	[1,2]	Mass Mutual Global Funding II, Sr. Secd. Note, Series 144A, 3.600%, 04/09/2024	315,809
400,000		MetLife, Inc., Sr. Unsecd. Note, 4.750%, 02/08/2021	444,392
200,000	[1,2]	Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	200,339
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	$258,153
80,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	95,563
500,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	614,280
		TOTAL	3,087,449
		Financial Institution - Insurance - P&C—0.1%
300,000		CNA Financial Corp., Sr. Unsecd. Note, 5.750%, 08/15/2021	339,073
400,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	419,382
		TOTAL	758,455
		Financial Institution - REIT - Healthcare—0.0%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	315,072
		Financial Institution - REIT - Other—0.1%
635,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	642,030
		Technology—0.3%
200,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	206,353
100,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 05/06/2044	106,339
60,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 4.420%, 06/15/2021	61,327
180,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 6.020%, 06/15/2026	181,961
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	124,729
300,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	303,853
350,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.950%, 12/15/2024	347,881
565,000		Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	555,096
600,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 04/15/2025	590,317
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	84,554
		TOTAL	2,562,410
		Transportation - Railroads—0.1%
200,000		Burlington Northern Santa Fe Corp., 3.050%, 09/01/2022	209,613
430,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 02/01/2055	419,460
		TOTAL	629,073
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—0.3%
$400,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	$429,597
400,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	379,000
300,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	315,483
400,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	413,556
350,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	358,624
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 06/15/2022	325,779
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	252,248
		TOTAL	2,474,287
		TOTAL CORPORATE BONDS (IDENTIFIED COST $34,832,063)	35,053,543
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
		Agency Commercial Mortgage-Backed Securities—0.6%
1,225,000		Federal Home Loan Mortgage Corp., 2.745%, 01/25/2026	1,261,195
1,000,000		Federal Home Loan Mortgage Corp., 2.995%, 12/25/2025	1,050,702
2,000,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.618%,11/25/2045	2,048,621
390,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.720%, 10/25/2048	362,257
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,655,977)	4,722,775
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.9%
		Commercial Mortgage—1.9%
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	1,634,641
1,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	1,099,074
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 01/10/2046	2,160,572
2,000,000		Commercial Mortgage Trust 2014-LC15, Class A2, 2.840%, 04/10/2047	2,053,697
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	1,044,634
2,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	2,697,346
1,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	1,541,784
900,000		Morgan Stanley BAML Trust 2014-C15, Class A2, 2.979%, 04/15/2047	925,772
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 03/15/2045	1,056,781
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$1,000,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 04/15/2045	$1,081,566
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $14,942,601)	15,295,867
		COMMON STOCKS—6.6%
		Auto Components—0.3%
78,576	[3]	American Axle & Manufacturing Holdings, Inc.	1,309,862
50,791		Goodyear Tire & Rubber Co.	1,420,624
		TOTAL	2,730,486
		Building Products—0.3%
23,396	[3]	Nortek, Inc.	1,152,721
47,205	[3]	U.S.G. Corp.	1,362,336
		TOTAL	2,515,057
		Communications Equipment—0.1%
38,757	[3]	CommScope Holdings Co., Inc.	1,207,281
		Containers & Packaging—1.1%
40,589	[3]	Berry Plastics Group, Inc.	1,589,871
117,399		Graphic Packaging Holding Co.	1,573,147
81,392	[3]	Multi Packaging Solutions International Limited	1,287,621
79,256	[3]	Owens-Illinois, Inc.	1,497,938
32,968		Sealed Air Corp.	1,531,034
41,013		WestRock Co.	1,624,525
		TOTAL	9,104,136
		Electronic Equipment Instruments & Components—0.3%
31,675		CDW Corp.	1,348,088
21,456	[3]	Zebra Technologies Co., Class A	1,139,528
		TOTAL	2,487,616
		Gas Utilities—0.2%
39,966		Suburban Propane Partners LP	1,381,225
		Health Care Providers & Services—0.7%
73,677	[3]	Community Health Systems, Inc.	990,219
57,939	[3]	Envision Healthcare Holdings, Inc.	1,437,467
29,520	[3]	Team Health Holdings, Inc.	1,416,074
47,615	[3]	Tenet Healthcare Corp.	1,377,978
		TOTAL	5,221,738
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		COMMON STOCKS—continued
		Hotels Restaurants & Leisure—0.5%
65,890		Hilton Worldwide Holdings, Inc.	$1,369,194
95,702	[3]	La Quinta Holdings, Inc.	1,136,940
99,856	[3]	Penn National Gaming, Inc.	1,564,743
		TOTAL	4,070,877
		Household Products—0.2%
12,210		Spectrum Brands Holdings, Inc.	1,423,320
		Leisure Products—0.0%
123,638	[3]	Performance Sports Group Ltd.	398,817
		Media—0.8%
88,485		Entercom Communication Corp. Class A	1,123,759
94,760	[3]	Gray Television, Inc.	1,120,063
20,685		Nexstar Broadcasting Group, Inc., Class A	1,100,856
652,099	[3]	Radio One, Inc., Class D	1,767,188
127,273	[3]	Townsquare Media, Inc., Class A	1,123,821
		TOTAL	6,235,687
		Oil Gas & Consumable Fuels—0.5%
57,982		Crestwood Equity Partners LP	1,251,252
88,700		CVR Refining, LP	901,192
47,899		Williams Partners LP	1,528,936
		TOTAL	3,681,380
		Paper & Forest Products—0.2%
20,839	[3]	Clearwater Paper Corp.	1,304,730
		Semiconductors & Semiconductor Equipment—0.3%
34,065	[3]	Microsemi Corp.	1,152,419
76,589	[3]	Tower Semiconductor Ltd.	1,023,229
		TOTAL	2,175,648
		Specialty Retail—0.3%
41,305	[3]	Michaels Cos., Inc.	1,210,650
90,717	[3]	Party City Holdco, Inc.	1,264,595
		TOTAL	2,475,245
		Technology Hardware Storage & Peripherals—0.2%
49,655	[3]	NCR Corp.	1,533,346
		Textiles Apparel & Luxury Goods—0.2%
14,617		PVH Corp.	1,371,075
Semi-Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value
		COMMON STOCKS—continued
		Food & Staples Retailing—0.1%
45,579	[3]	US Foods Holding Corp.	$1,139,019
		Pharmaceuticals—0.1%
7,975	[3]	Mallinckrodt PLC	505,296
		Trading Companies & Distributors—0.2%
41,496	[3]	HD Supply Holdings, Inc.	1,464,809
		Chemicals—0.0%
6,935	[3]	Ingevity Corp.	202,100
		TOTAL COMMON STOCKS (IDENTIFIED COST $50,007,584)	52,628,888
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[3,4,5]	Lehman Brothers Holdings, Pfd., Series D, 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED PUT OPTION—0.0%
7,278,768		BNP Paribas SA GBP PUT/USD CALL (Put-Option) Strike Price: $1.4616; Expiration Date: 6/2/2016 (IDENTIFIED COST $84,610)	69,330
		INVESTMENT COMPANIES—86.4%[6]
6,084,393		Emerging Markets Fixed Income Core Fund	218,598,622
10,562,142		Federated Mortgage Core Portfolio	105,410,175
3,448,124		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[7]	3,448,124
59,843,644		High Yield Bond Portfolio	364,447,794
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $684,610,101)	691,904,715
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $789,136,336)[8]	799,675,518
		OTHER ASSETS AND LIABILITIES - NET—0.1%[9]	430,244
		TOTAL NET ASSETS—100%	$800,105,762
Semi-Annual Shareholder Report

At May 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[3]United States Treasury Note 2-Year Long Futures	50	$10,895,313	September 2016	$3,797
[3]90 Day Euro Short Futures	270	$66,936,375	September 2016	$(348)
[3]United States Treasury Note 5-Year Short Futures	125	$15,014,649	September 2016	$(26,660)
[3]United States Treasury Note 10-Year Short Futures	260	$33,718,750	September 2016	$(10,791)
[3]United States Treasury Ultra Bond Short Futures	2	$350,250	September 2016	$(2,114)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(36,116)
At May 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/6/2016	Morgan Stanley Capital SE	1,600,000 GBP	$2,310,552	$6,844
6/6/2016	CitiBank N.A.	2,000,000 GBP	$2,897,248	$(503)
6/6/2016	JPMorgan Chase	2,900,000 GBP	$4,226,071	$(25,790)
8/3/2016	BNP Paribas SA	32,280,120 NOK	5,400,000 SGD	$(59,247)
Contracts Sold:
6/6/2016	Morgan Stanley Capital SE	1,600,000 GBP	$2,316,576	$(820)
6/6/2016	JPMorgan Chase	2,900,000 GBP	$4,231,317	$31,037
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(48,479)
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2016, these restricted securities amounted to $7,965,768, which represented 1.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2016, these liquid restricted securities amounted to $5,362,569, which represented 0.7% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated holdings.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $789,956,623.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$—	$34,699,777	$353,766	$35,053,543
Commercial Mortgage-Backed Security	—	4,722,775	—	4,722,775
Collateralized Mortgage Obligations	—	15,295,867	—	15,295,867
Equity Securities:
Common Stocks
Domestic	51,100,363	—	—	51,100,363
International	1,528,525	—	—	1,528,525
Preferred Stock
Domestic	—	—	400[1]	400
Purchased Put Option		69,330		69,330
Investment Companies[2]	3,448,124	—	—	691,904,715
TOTAL SECURITIES	$56,077,012	$54,787,749	$354,166	$799,675,518
Other Financial Instruments:[3]
Assets	$3,797	$37,881	$—	$41,678
Liabilities	(39,913)	(86,360)	—	(126,273)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(36,116)	$(48,479)	$—	$(84,595)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $688,456,591 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
3	Other financial instruments include futures contracts and foreign exchange contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
GBP	—British Pound
MTN	—Medium Term Note
NOK	—Norwegian Krone
SGD	—Singapore Dollar
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.63	$9.16	$9.16	$9.47	$8.96	$9.10
Income From Investment Operations:
Net investment income	0.18[1]	0.35[1]	0.39[1]	0.41[1]	0.47[1]	0.53[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.09	(0.56)	0.00	(0.35)	0.53	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.27	(0.21)	0.39	0.06	1.00	0.41
Less Distributions:
Distributions from net investment income	(0.19)	(0.32)	(0.39)	(0.37)	(0.49)	(0.55)
Net Asset Value, End of Period	$8.71	$8.63	$9.16	$9.16	$9.47	$8.96
Total Return[2]	3.22%	(2.39)%	4.33%	0.66%	11.40%	4.52%
Ratios to Average Net Assets:
Net expenses	1.27%[3]	1.27%	1.26%	1.26%	1.26%	1.26%
Net investment income	4.24%[3]	3.91%	4.26%	4.42%	5.10%	5.77%
Expense waiver/reimbursement[4]	0.10%[3]	0.09%	0.07%	0.07%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$406,218	$437,375	$527,657	$635,469	$813,104	$668,477
Portfolio turnover	9%	17%	22%	13%	7%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.62	$9.15	$9.14	$9.46	$8.95	$9.10
Income From Investment Operations:
Net investment income	0.15[1]	0.28[1]	0.32[1]	0.34[1]	0.40[1]	0.46[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.09	(0.56)	0.01	(0.36)	0.53	(0.13)
TOTAL FROM INVESTMENT OPERATIONS	0.24	(0.28)	0.33	(0.02)	0.93	0.33
Less Distributions:
Distributions from net investment income	(0.16)	(0.25)	(0.32)	(0.30)	(0.42)	(0.48)
Net Asset Value, End of Period	$8.70	$8.62	$9.15	$9.14	$9.46	$8.95
Total Return[2]	2.83%	(3.13)%	3.66%	(0.20)%	10.58%	3.63%
Ratios to Average Net Assets:
Net expenses	2.02%[3]	2.02%	2.01%	2.01%	2.01%	2.01%
Net investment income	3.49%[3]	3.16%	3.51%	3.67%	4.36%	5.03%
Expense waiver/reimbursement[4]	0.10%[3]	0.09%	0.07%	0.07%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,623	$68,623	$88,374	$103,142	$126,636	$123,676
Portfolio turnover	9%	17%	22%	13%	7%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.62	$9.15	$9.15	$9.46	$8.95	$9.10
Income From Investment Operations:
Net investment income	0.15[1]	0.28[1]	0.32[1]	0.34[1]	0.40[1]	0.46[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.09	(0.56)	0.00	(0.35)	0.53	(0.13)
TOTAL FROM INVESTMENT OPERATIONS	0.24	(0.28)	0.32	(0.01)	0.93	0.33
Less Distributions:
Distributions from net investment income	(0.16)	(0.25)	(0.32)	(0.30)	(0.42)	(0.48)
Net Asset Value, End of Period	$8.70	$8.62	$9.15	$9.15	$9.46	$8.95
Total Return[2]	2.83%	(3.13)%	3.55%	(0.09)%	10.58%	3.63%
Ratios to Average Net Assets:
Net expenses	2.02%[3]	2.02%	2.01%	2.01%	2.01%	2.01%
Net investment income	3.49%[3]	3.16%	3.51%	3.67%	4.35%	5.02%
Expense waiver/reimbursement[4]	0.10%[3]	0.09%	0.07%	0.07%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$163,134	$177,330	$220,448	$262,115	$312,701	$244,083
Portfolio turnover	9%	17%	22%	13%	7%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.58	$9.11	$9.11	$9.42	$8.92	$9.06
Income From Investment Operations:
Net investment income	0.18[1]	0.35[1]	0.39[1]	0.41[1]	0.47[1]	0.52[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.09	(0.56)	0.00	(0.35)	0.52	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.27	(0.21)	0.39	0.06	0.99	0.41
Less Distributions:
Distributions from net investment income	(0.19)	(0.32)	(0.39)	(0.37)	(0.49)	(0.55)
Net Asset Value, End of Period	$8.66	$8.58	$9.11	$9.11	$9.42	$8.92
Total Return[2]	3.24%	(2.40)%	4.35%	0.66%	11.34%	4.54%
Ratios to Average Net Assets:
Net expenses	1.27%[3]	1.27%	1.26%	1.26%	1.26%	1.26%
Net investment income	4.24%[3]	3.91%	4.24%	4.42%	5.09%	5.76%
Expense waiver/reimbursement[4]	0.10%[3]	0.09%	0.07%	0.07%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$73,603	$76,954	$89,393	$90,204	$86,126	$59,578
Portfolio turnover	9%	17%	22%	13%	7%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.58	$9.11	$9.11	$9.43	$8.93	$9.07
Income From Investment Operations:
Net investment income	0.19[1]	0.37[1]	0.41[1]	0.43[1]	0.49[1]	0.54[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.09	(0.56)	0.00	(0.36)	0.52	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.28	(0.19)	0.41	0.07	1.01	0.43
Less Distributions:
Distributions from net investment income	(0.20)	(0.34)	(0.41)	(0.39)	(0.51)	(0.57)
Net Asset Value, End of Period	$8.66	$8.58	$9.11	$9.11	$9.43	$8.93
Total Return[2]	3.36%	(2.16)%	4.61%	0.81%	11.60%	4.80%
Ratios to Average Net Assets:
Net expenses	1.02%[3]	1.02%	1.01%	1.01%	1.01%	1.01%
Net investment income	4.49%[3]	4.16%	4.51%	4.66%	5.33%	5.97%
Expense waiver/reimbursement[4]	0.10%[3]	0.09%	0.07%	0.07%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$94,528	$120,807	$151,517	$152,799	$260,363	$146,274
Portfolio turnover	9%	17%	22%	13%	7%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $691,904,715 of investment in affiliated holdings (Note 5) (identified cost $789,136,336)		$799,675,518
Restricted cash (Note 2)		505,550
Income receivable		663,268
Income receivable from affiliated holdings		2,271,938
Receivable for shares sold		278,545
Unrealized appreciation on foreign exchange contracts		37,881
Receivable for daily variation margin on futures		2,448
TOTAL ASSETS		803,435,148
Liabilities:
Payable for investments purchased	$1,326,151
Payable for shares redeemed	1,448,523
Unrealized depreciation on foreign exchange contracts	86,360
Payable to adviser (Note 5)	16,419
Payable for Directors'/Trustees' fees (Note 5)	1,065
Payable for distribution services fee (Note 5)	143,813
Payable for other service fees (Notes 2 and 5)	141,121
Accrued expenses (Note 5)	165,934
TOTAL LIABILITIES		3,329,386
Net assets for 91,989,146 shares outstanding		$800,105,762
Net Assets Consist of:
Paid-in capital		$970,493,875
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		10,454,587
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(179,488,758)
Distributions in excess of net investment income		(1,353,942)
TOTAL NET ASSETS		$800,105,762
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($406,217,624 ÷ 46,633,261 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.71
Offering price per share (100/95.50 of $8.71)	$9.12
Redemption proceeds per share	$8.71
Class B Shares:
Net asset value per share ($62,623,227 ÷ 7,198,045 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$8.70
Offering price per share	$8.70
Redemption proceeds per share (94.50/100 of $8.70)	$8.22
Class C Shares:
Net asset value per share ($163,134,114 ÷ 18,747,008 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.70
Offering price per share	$8.70
Redemption proceeds per share (99.00/100 of $8.70)	$8.61
Class F Shares:
Net asset value per share ($73,603,027 ÷ 8,500,521 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.66
Offering price per share (100/99.00 of $8.66)	$8.75
Redemption proceeds per share (99.00/100 of $8.66)	$8.57
Institutional Shares:
Net asset value per share ($94,527,770 ÷ 10,910,311 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.66
Offering price per share	$8.66
Redemption proceeds per share	$8.66
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Dividends (including $14,719,195 received from affiliated holdings (Note 5))		$15,185,504
Investment income allocated from affiliated partnership (Note 5)		6,000,782
Interest		1,132,771
TOTAL INCOME		22,319,057
Expenses:
Investment adviser fee (Note 5)	$3,444,406
Administrative fee (Note 5)	316,885
Custodian fees	20,776
Transfer agent fee	480,171
Directors'/Trustees' fees (Note 5)	5,481
Auditing fees	15,249
Legal fees	3,032
Portfolio accounting fees	86,195
Distribution services fee (Note 5)	856,640
Other service fees (Notes 2 and 5)	884,270
Share registration costs	36,360
Printing and postage	40,130
Taxes	31,489
Miscellaneous (Note 5)	7,518
EXPENSES BEFORE ALLOCATION	6,228,602
Expenses allocated from affiliated partnership (Note 2)	68,848
TOTAL EXPENSES	6,297,450
Waiver/reimbursement of investment adviser fee (Notes 2 and 5)	(415,439)
Net expenses		5,882,011
Net investment income		16,437,046
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $(973,469) on sales of investments in affiliated holdings (Note 5))		(12,973,043)
Net realized loss on futures contracts		(1,187,693)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)		(4,198,808)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		24,788,965
Net change in unrealized depreciation of futures contracts		49,366
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions		6,478,787
Change in net assets resulting from operations		$22,915,833
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,437,046	$37,296,167
Net realized loss on investments, including allocation from affiliated partnership, futures contracts and foreign currency transactions	(18,359,544)	(17,988,005)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	24,838,331	(43,667,193)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,915,833	(24,359,031)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,100,459)	(17,543,802)
Class B Shares	(1,195,179)	(2,216,167)
Class C Shares	(3,071,240)	(5,651,747)
Class F Shares	(1,642,043)	(3,017,352)
Institutional Shares	(2,402,075)	(5,310,318)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,410,996)	(33,739,386)
Share Transactions:
Proceeds from sale of shares	43,917,480	127,873,648
Net asset value of shares issued to shareholders in payment of distributions declared	16,064,288	31,026,413
Cost of shares redeemed	(146,470,971)	(297,100,837)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(86,489,203)	(138,200,776)
Change in net assets	(80,984,366)	(196,299,193)
Net Assets:
Beginning of period	881,090,128	1,077,389,321
End of period (including (distributions in excess of) net investment income of $(1,353,942) and $(379,992), respectively)	$800,105,762	$881,090,128
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2016 (unaudited)
1. ORGANIZATION
Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized
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and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waiver and reimbursement of $415,439 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,748 of other service fees for the six months ended May 31, 2016. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$507,904
Class B Shares	79,828
Class C Shares	205,718
Class F Shares	90,820
TOTAL	$884,270
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $10,908,817 and $50,946,084, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
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Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $520,698 and $505,553, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
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Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at May 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$712,972	$353,766
Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1/10/1997	$1,250,000	$1,635,153
Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	10/31/1996	$497,390	$614,280
Option Contracts
The Fund buys or sells put and call options to maintain flexibility, produce income or hedge. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2016, the Fund had no outstanding written option contracts.
The average market value of purchased options held by the Fund throughout the period was $84,397. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(36,116)*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$37,881	Unrealized depreciation on foreign exchange contracts	$86,360
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,765		$86,360
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts	Purchased Option Contracts	Total
Interest rate contracts	$(1,187,693)	$—	$—	$(1,187,693)
Foreign exchange contracts	—	254,574	(196,174)	58,400
TOTAL	$(1,187,693)	$254,574	$(196,174)	$(1,129,293)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts	Purchased Option Contracts	Total
Interest rate contracts	$49,366	$—	$—	$49,366
Foreign exchange contracts	—	(140,047)	(15,280)	(155,327)
TOTAL	$49,366	$(140,047)	$(15,280)	$(105,961)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,303,528	$19,342,872	6,170,790	$55,410,258
Shares issued to shareholders in payment of distributions declared	1,009,605	8,487,349	1,830,104	16,379,604
Shares redeemed	(7,378,987)	(64,152,562)	(14,918,476)	(133,416,861)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,065,854)	$(34,322,341)	(6,917,582)	$(61,626,999)

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	108,747	$915,877	322,829	$2,896,727
Shares issued to shareholders in payment of distributions declared	132,763	1,114,242	231,080	2,066,506
Shares redeemed	(1,007,716)	(8,492,770)	(2,251,076)	(20,167,964)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(766,206)	$(6,462,651)	(1,697,167)	$(15,204,731)

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	645,509	$5,421,408	2,097,891	$18,767,021
Shares issued to shareholders in payment of distributions declared	333,952	2,804,275	573,392	5,127,263
Shares redeemed	(2,808,862)	(23,644,375)	(6,190,085)	(55,237,945)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,829,401)	$(15,418,692)	(3,518,802)	$(31,343,661)
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	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	211,681	$1,776,959	632,240	$5,629,907
Shares issued to shareholders in payment of distributions declared	191,234	1,597,898	328,448	2,922,499
Shares redeemed	(875,347)	(7,326,701)	(1,804,413)	(15,997,067)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(472,432)	$(3,951,844)	(843,725)	$(7,444,661)

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,971,037	$16,460,364	5,047,243	$45,169,735
Shares issued to shareholders in payment of distributions declared	246,414	2,060,524	508,716	4,530,541
Shares redeemed	(5,384,712)	(44,854,563)	(8,107,935)	(72,281,000)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,167,261)	$(26,333,675)	(2,551,976)	$(22,580,724)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(10,301,154)	$(86,489,203)	(15,529,252)	$(138,200,776)
4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $789,956,623. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of FC's to U.S. dollars of assets and liabilities other than investment in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $9,718,895. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $109,538,070 and net unrealized depreciation from investments for those securities having an excess of cost over value of $99,819,175.
At November 30, 2015, the Fund had a capital loss carryforward of $131,148,198 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$16,786,030	$69,256,955	$86,042,985
2016	$17,683,941	NA	$17,683,941
2017	$27,421,272	NA	$27,421,272
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the Adviser voluntarily waived $413,446 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$239,488
Class C Shares	617,152
TOTAL	$856,640
For the six months ended May 31, 2016, the Fund's Class F Shares did not incur a distribution services fee; however; it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2016, FSC retained $207,619 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2016, FSC retained $16,856 in sales charges from the sale of Class A Shares. FSC also retained $3,733 of CDSC relating to redemptions of Class A Shares, $56,546 relating to redemptions of Class B Shares, $4,737 relating to redemptions of Class C Shares and $13,266 relating to redemptions of Class F Shares.
Other Service Fees
For the six months ended May 31, 2016, FSSC received $64,066 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's
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Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.25%, 2.00%, 2.00%, 1.25% and 1.00% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended May 31, 2016, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $975,575.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated Funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended May 31, 2016, were as follows:
Affiliates	Balance of Shares Held 11/30/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2016	Value	Dividend Income
*Townsquare Media, Inc., Class A	178,777	10,060	(61,564)	127,273	$1,123,821	$—
*	At May 31, 2016, the Fund no longer has ownership of at least 5% of the voting shares.
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Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2016, the Adviser reimbursed $1,993. Transactions involving the affiliated holdings during the six months ended May 31, 2016, were as follows:
	Emerging Market Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	5,944,844	13,299,560	2,646,004	69,416,651	91,307,059
Purchases/Additions	776,020	657,182	99,264,277	470,639	101,168,118
Sales/Reductions	636,471	3,394,600	98,462,157	10,043,646	112,536,874
Balance of Shares Held 5/31/2016	6,084,393	10,562,142	3,448,124	59,843,644	79,938,303
Value	$218,598,622	$105,410,175	$3,448,124	$364,447,794	$691,904,715
Dividend Income/Allocated Investment Income	$6,000,782	$1,631,402	$6,822	$13,080,971	$20,719,977
Allocated Net Realized (Loss)	$(4,198,808)	$—	$—	$—	$(4,198,808)
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio (HYCORE), a portfolio of Core Trust, is to seek high current income. Federated Investors Inc. (“Federated”) receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. A copy of the HYCORE financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
Additionally, as reflected above in Note 2 under Investment Income, Gains and Losses Expenses and Distributions, the Fund invests in EMCORE, a portfolio of Federated Core Trust II, L.P. (Core Trust II), which is managed by Federated Investment Counseling, an affiliate of the Adviser. Core Trust II is a limited partnership registered under the Act, available only to registered investment companies and other institutional investors. The primary investment objective of EMCORE is to achieve a total return on its assets. Its secondary investment objective is to achieve a high level of income. It pursues these objectives by investing primarily in a portfolio of emerging market fixed-income securities. Effective as of June 17, 2016, EMCORE converted to Emerging Markets Core Fund (EMCF), switching from a partnership structure to a regulated investment company structure. EMCF will be managed by the same
Semi-Annual Shareholder Report

investment personnel as EMCORE. Federated receives no advisory or administrative fees from Core Trust II. The performance of the Fund is directly affected by the performance of Core Trust II. A copy of Core Trust II's financial statements is available on the Edgar Database on the SEC's website or upon request from the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2016, were as follows:
Purchases	$71,515,965
Sales	$167,203,362
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
10. SUBSEQUENT EVENT
On June 29, 2016, the unsecured, uncommitted LOC with PNC Bank mentioned above was terminated and the Fund began participating with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (Committed LOC) agreement. The Committed LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the Committed LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the Committed LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the Committed LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The Committed LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of the date of this filing, the Fund had no outstanding loans and has not utilized the Committed LOC.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,032.20	$6.45
Class B Shares	$1,000	$1,028.30	$10.24
Class C Shares	$1,000	$1,028.30	$10.24
Class F Shares	$1,000	$1,032.40	$6.45
Institutional Shares	$1,000	$1,033.60	$5.19
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$6.41
Class B Shares	$1,000	$1,014.90	$10.18
Class C Shares	$1,000	$1,014.90	$10.18
Class F Shares	$1,000	$1,018.65	$6.41
Institutional Shares	$1,000	$1,019.90	$5.15
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.27%
Class B Shares	2.02%
Class C Shares	2.02%
Class F Shares	1.27%
Institutional Shares	1.02%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Strategic Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
Semi-Annual Shareholder Report

the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply
Semi-Annual Shareholder Report

breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P502
CUSIP 31417P601
CUSIP 31417P700
CUSIP 31417P809
CUSIP 31417P841
G00324-01 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 26, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016